Schedule of Investments (unaudited) April 30, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 101.7%

California — 96.4%

County/City/Special District/School District — 22.4%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	$1,500	$1,715,265
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	240	214,846
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	290	321,294
5.00%, 09/02/44	170	184,074
5.00%, 09/02/48	170	184,113
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	200	238,624
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 05/01/31	500	521,385
6.50%, 05/01/36	1,210	1,264,535
6.50%, 05/01/42	2,225	2,320,319
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	6,000	7,011,180
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,106,468
Fremont Union High School District, GO, Series A, 4.00%, 08/01/40	4,000	4,442,880
Glendale Community California College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	5,000	5,990,700
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.00%, 10/01/41	8,000	9,445,280
San Diego Unified School District California, GO, Election of 2008, Series C, 0.00%, 07/01/40(b)	7,215	4,060,458
San Francisco Bay Area Rapid Transit District, GO:
3.00%, 08/01/49	9,965	10,025,587
Green Bond, Election of 2004, Series F-1, 3.00%, 08/01/38	5,000	5,223,400
Green Bond, Series F-1, 3.00%, 08/01/37	2,930	3,073,834

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	$3,375	$3,725,494
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,217,559
Santa Monica Public Financing Authority, RB, Downtown Fire Station Project, 5.00%, 07/01/42	1,250	1,450,337
State of California, GO, Refunding, Various Purposes-Bid Group, 5.00%, 08/01/37	15,000	17,955,300
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,873,544
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,815,275
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,670	4,151,431

		101,533,182

Education — 4.3%
California Enterprise Development Authority, RB, Academy for Academic Excellence Project, Series A(a):
5.00%, 07/01/50	1,200	1,139,136
5.00%, 07/01/55	600	562,356
California Municipal Finance Authority, RB, John Adams Academy, Series A(a):
5.00%, 10/01/39	220	203,295
5.00%, 10/01/49	370	324,864
5.00%, 10/01/57	725	620,071
California Municipal Finance Authority, Refunding RB:
Master’s University, 5.00%, 08/01/48	105	94,711
The Master’s University, 5.00%, 08/01/34	750	748,125
William Jessup University, 5.00%, 08/01/39	425	405,943
William Jessup University, 5.00%, 08/01/48	510	460,550
California Public Finance Authority, RB, Trinity Classical Academy Project, Series A, 5.00%, 07/01/54(a)	285	229,203
California School Finance Authority, RB(a):
Arts in Action Charter Schools, 5.00%, 06/01/40	270	254,524
Arts in Action Charter Schools, 5.00%, 06/01/50	430	391,317

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Arts In Action Charter Schools, 5.00%, 06/01/59	$685	$608,698
Real Journey Academies, Series A, 5.00%, 06/01/58	2,120	1,695,004
Teach Public Schools, Series A, 5.00%, 06/01/49	1,000	933,480
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/43	5,000	5,921,250
Series AR, 5.00%, 05/15/38	4,250	4,924,517

		19,517,044

Health — 6.6%
California Health Facilities Financing Authority, RB, Series A:
Children’s Hospital, 5.25%, 11/01/41	8,500	8,952,795
Sutter Health, 5.00%, 11/15/41	4,580	5,017,665
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 11/15/46	5,000	5,462,950
California Municipal Finance Authority, Refunding RB, Series A(a):
5.00%, 11/01/39	195	176,896
5.00%, 11/01/49	220	188,936
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.50%, 12/01/58(a)	930	949,651
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	7,750	9,026,812

		29,775,705

Housing — 0.7%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	2,700	2,553,282
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35(d)	1	697
California Statewide Communities Development Authority, Special Assessment Bonds, S/F Housing, Statewide Community Infrastructure Program, Series C, 5.00%, 09/02/44	595	644,260

		3,198,239

State — 8.8%
Hayward Area Recreation & Park District, GO, Series A, 5.00%, 08/01/42	4,950	5,921,635
State of California, GO, Refunding, Various Purpose, 4.00%, 03/01/37	1,000	1,128,720

Security	Par (000)	Value

State (continued)
State of California, GO, Refunding, Construction Bonds, 4.00%, 10/01/44	$3,915	$4,295,421
State of California, GO, Refunding, 3.00%, 10/01/37	17,130	17,883,720
State of California Public Works Board, RB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	4,335	4,841,761
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,601,911

		39,673,168

Tobacco — 5.4%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	1,135	1,058,569
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	475	461,163
Series A-2, 5.00%, 06/01/47	18,670	18,214,079
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	1,966,940
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Asset Securitization Corporation, 5.00%, 06/01/48	2,695	2,717,126

		24,417,877

Transportation — 25.5%
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29	3,460	3,329,627
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
Series C, 5.00%, 05/01/42	16,535	18,289,364
San Francisco International Airport, Series D, 5.25%, 05/01/48	2,250	2,526,323
Series E, 5.00%, 05/01/40	2,000	2,265,100
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series A, 5.00%, 05/15/37	3,515	3,979,859
Los Angeles International Airport, Series A, 5.00%, 05/15/44	2,885	3,198,628
Los Angeles International Airport, Series B, 5.00%, 05/15/36	2,600	2,870,504

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Los Angeles International Airport, Sub-Series A, 5.00%, 05/15/42	$26,030	$28,314,913
Subordinate, Series C, 5.00%, 05/15/44	1,000	1,093,790
City of Los Angeles California Department of Airports, Refunding ARB, AMT:
Los Angeles International Airport, 5.00%, 05/15/36	600	689,424
Subordinate, Series A, 5.00%, 05/15/38	5,000	5,712,200
City of Los Angeles Department of Airports, ARB:
Los Angeles International Airport, AMT, 5.00%, 05/15/29	2,045	2,228,559
Los Angeles International Airport, Subordinate, AMT, 5.00%, 05/15/34	1,000	1,142,910
Los Angeles International Airport, AMT, 4.00%, 05/15/44	4,000	4,086,160
Los Angeles International Airport, Series E, 5.00%, 05/15/44	1,075	1,223,726
City of Los Angeles Department of Airports, Refunding RB:
AMT, 5.00%, 05/15/34	1,000	1,155,740
Los Angeles International Airport, 5.00%, 05/15/39	4,000	4,835,960
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	5,875	6,044,494
6.25%, 03/01/34	2,650	2,737,212
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	13,500	15,129,585
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	4,135	4,495,613

		115,349,691

Utilities — 22.7%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	2,919,850
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	10,670	12,413,691
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	6,675	7,989,441
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Green Bond, Series D, 5.00%, 11/01/32	7,090	8,716,588

Security	Par (000)	Value

Utilities (continued)
East Bay California Municipal Utility District Water System Revenue, RB:
Green Bond, Series A, 5.00%, 06/01/44	$2,000	$2,402,480
Green Bond, Series A, 5.00%, 06/01/45	3,230	3,738,757
Water System, Series C, 4.00%, 06/01/45	5,000	5,369,950
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,379,700
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	5,000	5,846,800
5.25%, 07/01/44	3,000	3,555,390
Water System, 5.00%, 07/01/44	1,500	1,740,900
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	3,000	3,467,160
Sacramento Municipal Utility District, Refunding RB, Electric Revenue Bonds, Series H, 4.00%, 08/15/45(e)	20,000	22,362,200
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	10,794,947

		102,697,854

Total Municipal Bonds in California		436,162,760

Puerto Rico — 5.3%

State — 3.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	3,157	725,984
Series A-1, 4.75%, 07/01/53	2,467	2,222,348
Series A-1, 5.00%, 07/01/58	9,125	8,522,932
Series A-2, 4.33%, 07/01/40	2,588	2,311,343
Series A-2, 4.78%, 07/01/58	2,530	2,277,481

		16,060,088

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	505	505,399

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	3,865	3,671,170
5.13%, 07/01/37	1,105	1,043,330

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$2,550	$2,528,886

		7,243,386

Total Municipal Bonds in Puerto Rico		23,808,873

Total Municipal Bonds — 101.7% (Cost — $452,116,351)		459,971,633

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 66.4%

County/City/Special District/School District — 29.7%
County of Los Angeles California Metropolitan Transportation Authority, RB, Green Bond, Series A, 5.00%, 07/01/44	11,200	13,228,656
County of Santa Clara California Financing Authority, RB, County Facilities, Series A, 4.00%, 05/01/45	22,230	26,128,720
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,396,920
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/47	10,000	11,663,300
San Francisco California Bay Area Rapid Transit District, GO, Election of 2016, Green Bond, Series A, 5.00%, 08/01/47	10,615	12,427,720
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	16,273,008
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,642,839
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	12,011,500
State of California, GO, Refunding, 4.00%, 10/01/39	16,620	18,637,336

		134,409,999

Education — 13.8%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,792	13,508,511
University of California, RB:
Limited Project, Series M, 5.00%, 05/15/42	10,000	11,652,600
Series AM, 5.25%, 05/15/44	5,000	5,627,650
University of California, Refunding RB:
Series AI, 5.00%, 05/15/38	14,225	15,551,618

Security	Par (000)	Value

Education (continued)
Series I, 5.00%, 05/15/40	$14,065	$16,016,936

		62,357,315

Health — 9.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	11,620	12,730,407
5.00%, 08/15/52	9,695	10,326,533
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	19,975,498

		43,032,438

State — 2.5%
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	10,165	11,628,252

Transportation — 9.3%
City & County of San Francisco California, COP, Green Bond, 49 South Van Ness Project, 4.00%, 04/01/43	10,865	11,943,236
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	8,720	9,511,427
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	18,632	20,493,205

		41,947,868

Utilities — 1.6%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	6,412	7,267,414

		300,643,286

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.4% (Cost — $292,744,165)		300,643,286

Total Long-Term Investments — 168.1% (Cost — $744,860,516)		760,614,919

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.02%(f)(g)	402,999	$402,999

Total Short-Term Securities — 0.1% (Cost — $402,999)		$402,999

Total Investments — 168.2% (Cost — $745,263,515)		761,017,918

Liabilities in Excess of Other Assets — (0.7)%		(3,347,052)

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.6)%	$(133,912,351)

VMTP Shares, at Liquidation Value (37.9)%	(171,300,000)

Net Assets Applicable to Common Shares — 100.0%	$452,458,515

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the fund. These bonds serve as collateral in a secured borrowing.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Annualized 7-day yield as of period end.
(g)

Investments in issuers considered to be an affiliate/affiliates of the fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	402,999	(b)	—	402,999	$402,999	$37,911	$1,220	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$760,614,919	$—	$760,614,919
Short-Term Securities	402,999	—	—	402,999

	$402,999	$760,614,919	$—	$761,017,918

(a)	See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(133,275,836)	$—	$(133,275,836)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(304,575,836)	$—	$(304,575,836)

6